INVENTORIES	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
INVENTORIES	INVENTORIES

	2023	2022
Non-Current
Spare Parts	23,140,685	20,816,309
Allowance for obsolete inventories	(470,177)	(948,175)
Total	22,670,508	19,868,134
Current
Finished products	4,171,765	5,235,997
Production in progress	17,649,645	14,966,747
Raw materials, materials and spare parts	44,945,404	33,450,670
Fuels	9,718,899	9,886,200
Total	76,485,713	63,539,614